RELATED PARTY TRANSACTIONS - Schedule of Current Portion of Amounts Due to Affiliated Companies Arising from Construction and Renovation Works Performed (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 11,469	$ 16,790
A joint venture and a subsidiary of MECOM Power and Construction Limited ("MECOM")( [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	8,118	14,675
Melco International and Its subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	3,340	1,293
Other [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 11	$ 822